CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 505,304	$ 153,185	$ 332,964
Other comprehensive income, net of tax
Currency translation adjustment	(89,530)	(60,617)	46,526
Unrealized capital loss - investments	0	0	(231)
Actuarial gain/(loss) on defined benefit pension plan	12,657	4,266	(4,138)
Amortization of cash flow hedge	0	113	(910)
(Loss)/gain on cash flow hedge	(3,728)	778	(905)
Total comprehensive income	424,703	97,725	373,306
Less net income attributable to noncontrolling interest	0	0	(633)
Total comprehensive income attributable to the Group	$ 424,703	$ 97,725	$ 372,673